Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Recurring measurements:
Interest rate swaps - asset position	$ 14,741	$ 996
Interest rate swaps - liability position	(73,826)	(148,940)
Total	(59,085)	(147,944)
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Recurring measurements:
Interest rate swaps - asset position	0	0
Interest rate swaps - liability position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2)
Recurring measurements:
Interest rate swaps - asset position	14,741	996
Interest rate swaps - liability position	(73,826)	(148,940)
Total	(59,085)	(147,944)
Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - asset position	0	0
Interest rate swaps - liability position	0	0
Total	$ 0	$ 0